Alger Weatherbie Specialized Growth Fund Annual Fund Operating Expenses - Class A C Shares [Member] - Alger Weatherbie Specialized Growth Fund	Oct. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.30%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	2.08%

[1]	The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .81%, and for assets in excess of $1 billion is .75%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2025 was .81%.